Summary of Significant Accounting Policies (Details) - Schedule of balance sheet items, except for equity accounts - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Balance sheet items, except for equity accounts
Chinese Renminbi	$ 6.86	$ 6.35
Myanmar Kyat	$ 2,103	$ 1,768